Accounts receivable, net	12 Months Ended
Dec. 31, 2025
Accounts receivable, net
Accounts receivable, net

4. Accounts receivable, net

Accounts receivable, net, consists of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Accounts receivable	2,160,714	2,350,933
Allowance for credit losses:
Balance at beginning of the year	(124,737)	(126,936)
Additions	—	(59,278)
Reverse	915	972
Exchange adjustments	(3,535)	7,176
Write-offs	421	296

Balance at end of the year	(126,936)	(177,770)

Accounts receivable, net	2,033,778	2,173,163

In September 2021, one of our subsidiaries, Baozun Hong Kong Holding Limited, initiated an arbitration proceeding against a distributor in the health care and cosmetics industry for payment default. Management had previously provided an allowance of RMB93.3 million (US$13.1 million) of accounts receivable in connection with the default of this distributor in the past. Based on the latest progress of arbitration proceedings, management assessed the likelihood of recovery as remote and therefore provided additional allowance against the remaining carrying amount due from this distributor which is totaling RMB52.9 million.